Debt - Narrative (Details)		9 Months Ended
	May 22, 2020 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt
Debt issuance costs		$ 10,000,000	$ 14,000,000
Letters of credit		87,000,000
Letter of Credit
Debt
Unsecured debt		8,000,000
Term Loan Facility due August 2024
Debt
Fair value of debt instruments		313,000,000	359,000,000
Aggregate principal amount		$ 375,000,000
Amortization of line of credit facility as a percentage of principal amount		1.00%
Term Loan Facility due August 2024 | Federal funds rate
Debt
Interest rate basis as a percentage		0.50%
Term Loan Facility due August 2024 | LIBOR
Debt
Interest rate basis as a percentage		1.00%
Senior Secured Notes due July 2025
Debt
Fair value of debt instruments		$ 219,000,000	247,000,000
Aggregate principal amount	$ 225,000,000
Redemption price as a percentage	98.00%
Stated interest rate as a percentage	9.50%
Senior Secured Notes due July 2025 | Occurrence Certain Change of Control Events
Debt
Redemption price as a percentage	101.00%
Senior Unsecured Notes due July 2025
Debt
Fair value of debt instruments		$ 257,000,000	362,000,000
Stated interest rate as a percentage		5.75%
Senior Unsecured Notes due July 2025 | Occurrence Certain Change of Control Events
Debt
Redemption price as a percentage		101.00%
ABL facility
Debt
Maximum borrowing capacity commitment		$ 330,000,000
Extension option available, days prior to maturity date		91 days
Maturity threshold		$ 75,000,000
Bi-lateral line carved out of the facility		45,000,000
Amount in excess		279,000,000
Current available capacity		$ 233,000,000
Minimum fixed charge coverage ratio		1
Letters of credit		$ 79,000,000
ABL facility | LIBOR | Minimum
Debt
Interest rate basis as a percentage		1.50%
ABL facility | LIBOR | Maximum
Debt
Interest rate basis as a percentage		2.00%
ABL facility | Line of Credit
Debt
Aggregate principal outstanding		$ 0	$ 0
Senior Credit Facilities
Debt
Aggregate principal amount		705,000,000
Asset Based Lending Facility Bi Lateral Carve Out One
Debt
Bi-lateral line carved out of facility utilized (approximately)		46,000,000
Premium Finance Agreement | Notes Payable, Other Payables
Debt
Aggregate principal outstanding		19,000,000
Aggregate principal amount		$ 23,000,000
Stated interest rate as a percentage		4.40%